Debt - Facilities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 EUR (€) loan	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014	Nov. 30, 2014 EUR (€)	Nov. 30, 2014 USD ($)
Term Loan Facilities due 2019
Debt
Number of term loans | loan	2	2
Principal per term loan	€ 400,000	$ 435,500
Effective Interest Rate (as a percent)	1.90%	1.90%
Minimum principal balance of intercompany loans securing the debt		$ 10,000
Term Loan Facilities due 2019 | Minimum
Debt
Period for interest payments	1 month
Term Loan Facilities due 2019 | Maximum
Debt
Period for interest payments	6 months
Revolving Credit Facilities
Debt
Effective Interest Rate (as a percent)	2.20%	2.20%	1.78%
Commitment fees (as a percent)	0.725%
Utilization fee (as a percent)	0.30%
Minimum principal balance of intercompany loans securing the debt		$ 10,000
Revolving Credit Facilities | Minimum
Debt
Period for interest payments	1 month
Revolving Credit Facilities | Maximum
Debt
Period for interest payments	6 months
Revolving Credit Facility A
Debt
Maximum Borrowing Available		1,800,000			$ 1,500,000
Revolving Credit Facility B
Debt
Maximum Borrowing Available	€ 1,050,000	$ 1,140,000		€ 850,000	$ 925,400